Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share
Schedule of basic and diluted earnings per share

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income attributable to ordinary shareholders—basic	4,754,827	6,809,056	8,749,004
Plus: Interest expense of convertible senior notes	—	45,809	145,451
Net income attributable to ordinary shareholders—diluted	4,754,827	6,854,865	8,894,455
Shares (Denominator):
Weight average ordinary shares outstanding—basic	819,961,265	809,442,862	807,739,616
Plus:
Dilutive effect of convertible senior notes	—	10,830,669	31,209,067
Weight average ordinary shares outstanding—diluted	819,961,265	820,273,531	838,948,683
Earnings per share—basic	5.80	8.41	10.83
Earnings per share—diluted	5.80	8.36	10.60